REVENUE (Narrative) (Details) - Company controller by former COO [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 315,497	$ 666,667
Deferred revenue	$ 0	$ 315,497